Aggressive Investors 1 Fund
Schedule of Investments (Unaudited)
1
Showing percentage of net assets as of March 31, 2021
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.88%
Communication Services - 11 .08%
Altice USA, Inc., Class A* 56,000 $ 1,821,680
Baidu, Inc., ADR* 6,700 1,457,585
Discovery, Inc., Class A* 63,700 2,768,402
DISH Network Corp.,
Class A* 52,000 1,882,400
Fox Corp., Class A 60,700 2,191,877
Liberty Global PLC,
Class C* 72,500 1,851,650
Lumen Technologies, Inc.+ 138,100 1,843,635
Pinterest, Inc., Class A* 33,500 2,480,005
Sirius XM Holdings, Inc.+ 244,300 1,487,787
Zynga, Inc., Class A* 220,000 2,246,200
$ 20,031,221
Consumer Discretionary - 14 .39%
Amazon.com, Inc.* 1,040 3,217,843
Chegg, Inc.*+ 22,500 1,927,350
Dollar General Corp. 6,800 1,377,816
Etsy, Inc.* 11,300 2,278,871
Faurecia SE* 1,812 96,530
Lennar Corp., Class A 18,500 1,872,755
Lowe's Cos., Inc. 11,700 2,225,106
Mohawk Industries, Inc.* 15,100 2,903,881
NIKE, Inc., Class B 13,000 1,727,570
PulteGroup, Inc. 37,300 1,956,012
Stellantis NV+ 106,400 1,892,856
Tesla, Inc.* 4,000 2,671,720
Whirlpool Corp.+ 8,500 1,872,975
26,021,285
Consumer Staples - 4 .94%
Boston Beer Co., Inc.
(The), Class A* 1,800 2,171,304
Costco Wholesale Corp. 7,500 2,643,600
Hormel Foods Corp.+ 35,000 1,672,300
Kroger Co. (The) 68,000 2,447,320
8,934,524
Energy - 4 .32%
Canadian Natural
Resources, Ltd. 40,000 1,234,800
ConocoPhillips 37,000 1,959,890
Imperial Oil, Ltd.+ 124,000 2,998,320
Suncor Energy, Inc. 78,000 1,630,200
7,823,210
Financials - 15 .05%
Ally Financial, Inc. 53,500 2,418,735
Ameriprise Financial, Inc. 15,500 3,602,975
Industry Company Shares Value
Financials (continued)
Bank of America Corp. 84,600 3,273,174
Charles Schwab Corp.
(The) 38,803 2,529,180
Huntington Bancshares,
Inc. 135,600 2,131,632
M&T Bank Corp. 11,000 1,667,710
MarketAxess Holdings, Inc. 3,000 1,493,760
MetLife, Inc. 34,000 2,066,860
Morgan Stanley 24,100 1,871,606
RenaissanceRe Holdings,
Ltd. 10,000 1,602,500
Synchrony Financial 62,300 2,533,118
UBS Group AG+ 130,000 2,018,900
$ 27,210,150
Health Care - 8 .11%
Align Technology, Inc.* 3,000 1,624,590
Biogen, Inc.* 5,900 1,650,525
DaVita, Inc.* 19,300 2,079,961
IDEXX Laboratories, Inc.* 4,000 1,957,240
Repligen Corp.* 10,700 2,080,187
Seagen, Inc.* 8,200 1,138,652
Select Medical Holdings
Corp.* 68,000 2,318,800
Zoetis, Inc. 11,500 1,811,020
14,660,975
Industrials - 7 .00%
Fastenal Co. 47,000 2,363,160
Generac Holdings, Inc.* 11,900 3,896,655
Graco, Inc. 25,800 1,847,796
Rollins, Inc.+ 62,850 2,163,297
Sunrun, Inc.*+ 12,000 725,760
United Parcel Service, Inc.,
Class B 9,800 1,665,902
12,662,570
Information Technology - 29 .31%
Advanced Micro Devices,
Inc.* 19,000 1,491,500
Apple, Inc. 26,000 3,175,900
Applied Materials, Inc. 18,500 2,471,600
Cadence Design Systems,
Inc.* 24,800 3,397,352
Coupa Software, Inc.* 7,300 1,857,704
Dropbox, Inc., Class A*+ 68,400 1,823,544
Five9, Inc.* 14,600 2,282,418
Fortinet, Inc.* 13,500 2,489,670
Genpact, Ltd. 39,200 1,678,544
Globant SA* 8,700 1,806,207

Aggressive Investors 1 Fund
Schedule of Investments (Unaudited)
(continued)
2
Showing percentage of net assets as of March 31, 2021
Quarterly Report | March 31, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
HP, Inc. 60,200 1,911,350
HubSpot, Inc.* 3,500 1,589,735
Logitech International SA+ 24,000 2,508,000
Mastercard, Inc., Class A 5,000 1,780,250
Microsoft Corp. 14,500 3,418,665
NortonLifeLock, Inc. 78,000 1,658,280
NVIDIA Corp. 4,000 2,135,720
Palo Alto Networks, Inc.* 4,700 1,513,682
QUALCOMM, Inc. 11,800 1,564,562
Seagate Technology PLC+ 26,400 2,026,200
Taiwan Semiconductor
Manufacturing Co., Ltd.,
ADR 19,000 2,247,320
Ubiquiti, Inc. 5,200 1,551,160
Ultra Clean Holdings,
Inc.*+ 33,000 1,915,320
Universal Display Corp. 11,700 2,770,209
Zendesk, Inc.*+ 14,600 1,936,252
$ 53,001,144
Materials - 1 .71%
CF Industries Holdings,
Inc. 28,300 1,284,254
Crown Holdings, Inc. 18,700 1,814,648
3,098,902
Real Estate - 3 .97%
American Homes 4 Rent,
Class A 60,000 2,000,400
Brookfield Property REIT,
Inc., Class A+ 98,700 1,771,665
Crown Castle International
Corp. 8,300 1,428,679
Realty, Income Corp. 31,200 1,981,200
7,181,944
TOTAL COMMON STOCKS - 99.88% 180,625,925
(Cost $142,244,674)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.40%
Fidelity Investments Money
Market Government
Portfolio Class I 0.01% 725,354
725,354
TOTAL MONEY MARKET FUND - 0.40% 725,354
(Cost $725,354)
^
Rate^
B
Shares
B
Value
.
Investments Purchased With Cash Proceeds
From Securities Lending - 3.33%
Fidelity Investments Money
Market Government
Portfolio Class I** 0.01% 6,024,034
$ 6,024,034
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 3.33% 6,024,034
(Cost $6,024,034)
TOTAL INVESTMENTS
-
103.61%
$ 187,375,313
(Cost $148,994,062)
Liabilities in Excess of Other Assets - (3.61%) (6,536,740)
NET ASSETS - 100.00% $ 180,838,573
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
March 31, 2021.
^ Rate disclosed as of March 31, 2021.
+ This security or a portion of the security is out on loan as of
March 31, 2021. Total loaned securities had a value of
$21,626,396 as of March 31, 2021.
ADR - American Depositary Receipt
PLC - Public Limited Company
Summary of inputs used to value the Fund’s investments as of 3/31/2021 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 180,625,925 $ – $ – $ 180,625,925
Money Market
Fund – 725,354 – 725,354
Investments
Purchased
With Cash
Proceeds
From
Securities
Lending – 6,024,034 – 6,024,034
TOTAL
$180,625,925 $6,749,388 $– $187,375,313
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.